Mining Equipment, Net (Details) - Schedule of mining equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation
Mining Equipment, net	$ 4,077
Mining Equipment (non-GPUs) [Member]
Accumulated Depreciation
Accumulated Depreciation	(123)
GPUs [Member]
Accumulated Depreciation
Accumulated Depreciation	(2,326)
Mining Equipment (non-GPUs) [Member]
Gross Mining Equipment:
Gross Mining Equipment	493
GPUs [Member]
Gross Mining Equipment:
Gross Mining Equipment	$ 6,033